Note 18 - Financial Instruments with Off-Balance Sheet Risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Financial Instruments With Off Balance Sheet Risk [Abstract]
Off Balance Sheet Expiration Period	15 months
Fair Value Disclosure, Off-balance Sheet Risks, Amount, Liability	$ 1.0	$ 1.5